Equity Investments (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Jun. 17, 2017	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Jun. 17, 2021
Equity Investment
Payments for equity investments				$ 238	$ 4,998
Common stock		$ 391		391		$ 364
Income (loss) in equity investments		$ (67)		$ 169	0
Anglo Ardmore Ship Management Limited
Equity Investment
Percentage of ownership interest (as a percent)		50.00%		50.00%
Element 1 Corp And Maritime Partners LLC
Equity Investment
Equity Investment							$ 10,900
Element 1 Corp.
Equity Investment
Percentage of ownership interest (as a percent)	10.00%	10.00%		10.00%
Payments for equity investments	$ 4,000		$ 5,000
Common stock	$ 5,300		$ 5,300		$ 5,300
Number of common shares	581,795
Warrants to purchase common shares	286,582
Total investment	$ 9,300	$ 9,300		$ 9,300
Percentage of voting right	20.00%
Equity Investment		$ 9,800		$ 9,800
e1 Marine LLC
Equity Investment
Percentage of ownership interest (as a percent)	33.33%	33.33%		33.33%
Equity Investment		$ 1,100		$ 1,100